Short-Term Bank Loans, Net (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Interest expenses on short-term bank loans	$ 1,164,582	$ 500,301	$ 715,535	$ 425,139
Short-term bank loans overdue	5,250,000
Changhe Financing Guarantee Co Ltd. [Member]
Short-term Debt [Line Items]
Interest expenses on loans	509,057	299,689	417,550	347,668
Feng Hui and related parties [Member]
Short-term Debt [Line Items]
Interest expenses on short-term bank loans	420,921	735,033	580,843	145,400
Financing expenses amortized short-term bank loan	429,549	79,380		$ 134,692
Zhengxin Financing Guarantee Co Ltd [Member]
Short-term Debt [Line Items]
Interest expenses on loans	$ 234,984	$ 121,232	$ 163,292